CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Dividends per share	$ 58.05	$ 11.424653
Cash Dividend Paid [member]
Dividends per share		$ 10.608606